Property and equipment (Tables)	12 Months Ended
Mar. 26, 2016
Property, Plant and Equipment [Abstract]
Components of Property and Equipment

The components of property and equipment are as follows:

	As of
	March 26, 2016	March 28, 2015
	(In thousands)

Land	$4,909	$5,178
Buildings	7,274	7,664
Leasehold improvements	36,550	41,153
Equipment	1,933	2,083
Molds	838	934
Furniture and fixtures	9,858	9,914
Software and electronic equipment	19,155	19,911

	80,517	86,837
Accumulated depreciation	(51,098)	(58,293)

	$29,419	$28,544